Employee Benefit Plans (Schedule of Expected Benefit Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Employee Benefit Plans [Abstract]
2014	$ 450
2015	444
2016	447
2017	463
2018	510
2019-2023	$ 2,633